WARRANTY LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Warranty Liabilities
SCHEDULE OF WARRANTY LIABILITIES
	December 31,
	2020	2021
	SGD’000	SGD’000
As of January 1,	47	28
Additional accrual	28	22
Utilized	(30)	(28)
Expired	(17)	-
As of December 31,	28	22